Stock-Based Compensation - Summary of Number of DSUs (Detail) - Deferred Share Units [Member] - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Directors' Deferred Share Units Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
DSUs outstanding - January 1 (in shares)	187,090	99,083
DSUs granted (in shares)	82,375	88,007
DSUs settled (in shares)	(222,768)	0
DSUs outstanding - December 31 (in shares)	46,697	187,090
Management Deferred Share Units Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
DSUs outstanding - January 1 (in shares)	67,829	0
DSUs granted (in shares)	40,467	68,897
DSUs paid (in shares)	0	(1,068)
DSUs outstanding - December 31 (in shares)	108,296	67,829